Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20. COMMITMENTS AND CONTINGENCIES
Litigation, Investigations, and Audits - On November 16, 2016, a purported TreeHouse shareholder filed a class action captioned Tarara v. TreeHouse Foods, Inc., et al., Case No. 1:16-cv-10632, in the United States District Court for the Northern District of Illinois against TreeHouse and certain of its officers. The complaint, amended on March 24, 2017, is purportedly brought on behalf of all purchasers of TreeHouse common stock from January 20, 2016 through and including November 2, 2016. It asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder and seeks, among other things, damages and costs and expenses. On December 22, 2016, another purported TreeHouse shareholder filed an action captioned Wells v. Reed, et al., Case No. 2016-CH-16359, in the Circuit Court of Cook County, Illinois, against TreeHouse and certain of its officers. This complaint, purportedly brought derivatively on behalf of TreeHouse, asserts state law claims against certain officers for breach of fiduciary duty, unjust enrichment, and corporate waste. On February 7, 2017, another purported TreeHouse shareholder filed an action captioned Lavin v. Reed, et al., Case No. 17-cv-01014, in the Northern District of Illinois, against TreeHouse and certain of its officers.  This complaint is also purportedly brought derivatively on behalf of TreeHouse, and it asserts state law claims against certain officers for breach of fiduciary duty, unjust enrichment, abuse of control, gross mismanagement, and corporate waste. On February 8, 2019, another purported TreeHouse shareholder filed an action captioned Bartelt v. Reed, et al., Case No. 1:19-cv-00835, in the United States District Court for the Northern District of Illinois. This complaint is purportedly brought derivatively on behalf of TreeHouse and asserts state law claims against certain officers for breach of fiduciary duty, unjust enrichment, abuse of control, gross mismanagement, and corporate waste, in addition to asserting violations of Section 14 of the Securities Exchange Act of 1934. Finally, on June 3, 2019, another purported TreeHouse shareholder filed an action captioned City of Ann Arbor Employees’ Retirement System v. Reed, et al., Case No. 2019-CH-06753, in the Circuit Court of Cook County, Illinois, against TreeHouse and certain of its officers. Like Wells, Lavin, and Bartelt, this complaint is purportedly brought derivatively on behalf of TreeHouse and asserts claims for contribution and indemnification, breach of fiduciary duty, and aiding and abetting breaches of fiduciary duty.

All five complaints make substantially similar allegations (though the amended complaint in Tarara now contains additional detail). Essentially, the complaints allege that TreeHouse, under the authority and control of the individual defendants: (i) made certain false and misleading statements regarding the Company’s business, operations, and future prospects; and (ii) failed to disclose that (a) the Company’s private label business was underperforming; (b) the Company’s Flagstone business was underperforming; (c) the Company’s acquisition strategy was underperforming; (d) the Company had overstated its full-year 2016 guidance; and (e) TreeHouse’s statements lacked reasonable basis. The complaints allege that these actions artificially inflated the market price of TreeHouse common stock during the class period, thus purportedly harming investors. The Bartelt action also includes substantially similar allegations concerning events in 2017, and the Ann Arbor complaint also seeks contribution from the individual defendants for losses incurred by the company in these litigations. We believe that these claims are without merit and intend to defend against them vigorously.

Since its initial docketing, the Tarara matter has been re-captioned as Public Employees’ Retirement Systems of Mississippi v. TreeHouse Foods, Inc., et al., in accordance with the Court’s order appointing Public Employees’ Retirement Systems of
Mississippi as the lead plaintiff. On May 26, 2017, the Public Employees’ defendants filed a motion to dismiss, which the court denied on February 12, 2018. On April 12, 2018, the Public Employees’ defendants filed their answer to the amended complaint.  On April 23, 2018, the parties filed a joint status report with the Court, which set forth a proposed discovery and briefing schedule for the Court’s consideration.  On July 13, 2018, lead plaintiff filed a motion to certify the class, and defendants filed their response in opposition to the motion to certify the class on October 8, 2018. On November 12, 2018, the parties filed an agreed motion to stay proceedings to allow them to explore mediation. The motion was granted on November 19. The parties thereafter engaged in mediation but failed to resolve the dispute. On March 29, 2019, the parties resumed litigation by filing an agreed motion for extension of time, which was granted on April 9. Under that schedule, lead plaintiff filed its reply class certification brief on May 17, 2019. No hearing on class certification has been set and the motion for class certification remains pending. The Public Employees’ defendants thereafter completed their production of documents, and on December 16, 2019, the parties agreed to extend the schedule 90 days. This agreed motion was granted on December 25, 2019. Under this schedule, the deadline to file document discovery motions is now March 16, 2020; the deadline to complete fact discovery (including depositions) is June 8, 2020; and opening expert reports must be served by July 27, 2020, followed by rebuttal reports and expert discovery. Summary judgment briefing will occur February 17, 2021 through May 12, 2021.

Due to the similarity of the complaints, the parties in Wells and Lavin entered stipulations deferring the litigation until the earlier of (i) the court in Public Employees’ entering an order resolving defendants’ anticipated motion to dismiss therein or (ii) plaintiffs’ counsel receiving notification of a settlement of Public Employees’ or until otherwise agreed to by the parties.  On September 27, 2018, the parties in Wells and Lavin filed joint motions for entry of agreed orders further deferring the matters in light of the Public Employees’ Court’s denial of the motion to dismiss in February 2018.  The Wells and Lavin Courts entered the agreed orders further deferring the matters on September 27, 2018 and October 10, 2018, respectively. On June 25, 2019, the parties jointly moved to consolidate the Bartelt matter with Lavin, so that it would be subject to the Lavin deferral order. This motion was granted on June 27, 2019, and Bartelt is now consolidated with Lavin and deferred. There is no set status date in Lavin at this time. Similarly, Ann Arbor was consolidated with Wells on August 13, 2019, and is now deferred. In Wells, the next status conference is set for March 6, 2020.

The Company is also party to matters challenging its wage and hour practices. These matters include a number of class actions consolidated under the caption Negrete v. Ralcorp Holdings, Inc., et al, pending in the U.S. District Court for the Central District of California, in which the plaintiffs allege a pattern of violations of California and/or federal law at several current and former Company manufacturing facilities across the State of California. While the Company cannot predict with certainty the results of this or any other legal proceeding, it does not expect this matter to have a material adverse effect on its financial condition, results of operations, or business.

In 2011, the Company’s Sturm Foods, Inc. business was sued in an action captioned Suchanek et al v. Sturm Foods, Inc. and TreeHouse, Inc. and the suit was followed by several class action proceedings in eight states which were consolidated into one case pending in federal court in East St. Louis, Illinois. The suit’s primary allegation relates to certain purported label misrepresentations as to the nature of its Grove Square coffee products. Without admitting liability or fault, the Company entered into a settlement agreement with all related parties and matters in the amount of $25.0 million. The court has preliminarily approved the settlement which is administratively proceeding per the settlement agreement. The court has scheduled a hearing in April 2020 to address final approval of the settlement.

In addition, the Company is party in the ordinary course of business to certain claims, litigation, audits, and investigations. The Company will record an accrual for a loss contingency when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company believes it has established adequate accruals for liabilities that are probable and reasonably estimable that may be incurred in connection with any such currently pending or threatened matter, none of which are significant. In the Company’s opinion, the settlement of any such currently pending or threatened matter is not expected to have a material impact on the Company’s financial position, results of operations, or cash flows.